Notes to the cash flow statements - Non-cash financing activities and restricted cash (Details) - AUD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Apr. 03, 2018	Mar. 13, 2018	Sep. 30, 2019		Sep. 30, 2018	Sep. 30, 2017
Non-cash financing activities
Shares issued under the dividend reinvestment plan			$ 1,489	[1]	$ 631	$ 1,452
Shares issued from the conversion of Westpac CPS					566
Minimum balances with central banks			330		357
Westpac CPS converted to Westpac Capital Notes
Non-cash financing activities
Number of Westpac CPS converted		623
Westpac CPS converted to ordinary shares
Non-cash financing activities
Value of Westpac CPS converted	$ 566
Value per share of Westpac CPS transferred to nominated party prior to conversion	$ 100	$ 100
Shares issued on conversion of Westpac CPS	19,189,765
Parent Entity
Non-cash financing activities
Shares issued under the dividend reinvestment plan			1,489		631
Shares issued from the conversion of Westpac CPS					566
Minimum balances with central banks			$ 224		$ 250

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.